UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-1295
(Address of principal executive offices)		(Zip code)

Christopher S. Ha, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments

SMA Relationship Trust - Series A

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Bonds
Non-US government obligations	4.77%
Total bonds	4.77%
Investment company
UBS Global Corporate Bond Relationship Fund	55.20
Short-term investments	30.41
Options purchased	0.80
Total investments	91.18%
Cash and other assets, less liabilities	8.82
Net assets	100.00%

1                 Figures represent the direct investments of SMA Relationship Trust - Series A. Figures might be different if a breakdown of the underlying investment companies was included.

SMA Relationship Trust - Series A – Portfolio of investments
March 31, 2015 (unaudited)

	Face Amount		Value
Bonds: 4.77%
Non-US government obligation: 4.77%
Australia: 4.77%
Commonwealth of Australia
4.250%, due 07/21/17	AUD	729,000	$587,053
4.500%, due 04/15/20	1,567,000		1,344,627
4.750%, due 06/15/16	725,000		571,584
			2,503,264
Total bonds (cost $2,837,488)			2,503,264

	Shares
Investment company: 55.20%
UBS Global Corporate Bond Relationship Fund*,1 (cost $26,323,315)	2,125,987	28,960,833

Short-term investments: 30.41%
Investment company: 15.16%
UBS Cash Management Prime Relationship Fund[1] (cost $7,955,044)	7,955,044	7,955,044

	Face Amount
US government obligations: 15.25%
US Treasury Bills,
0.075%, due 06/25/2015[2]	$3,000,000	2,999,895
0.156%, due 09/17/2015[2]	1,500,000	1,499,297
0.043%, due 04/30/2015[2]	3,500,000	3,499,929
Total US government obligations (cost $7,998,250)		7,999,121
Total short-term investments (cost $15,953,294)		15,954,165

	Number of contracts
Options purchased: 0.80%
Put Options : 0.80%
EURO STOXX 50 Index, strike @ EUR 3,500, expires April 2015	130	19,150
S&P 500 Index, strike @ USD 1,975, expires June 2015	63	204,183
S&P 500 Index, strike @ USD 1,700, expires December 2016	23	198,720
		422,053
Total options purchased (cost $524,927)		422,053
Total investments: 91.18% (cost $45,639,024)		47,840,315
Cash and other assets, less liabilities: 8.82%		4,628,886
Net assets: 100.00%		$52,469,201

SMA Relationship Trust - Series A – Portfolio of investments
March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,638,389
Gross unrealized depreciation	(437,098)
Net unrealized appreciation of investments	$2,201,291

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	HUF	267,000,000	EUR	877,890	06/05/15	$(9,404)
BB	USD	403,902	AUD	534,075	06/05/15	1,388
JPMCB	AUD	4,885,000	USD	3,799,797	06/05/15	92,748
JPMCB	CHF	2,640,000	USD	2,777,836	06/05/15	54,056
JPMCB	CHF	255,000	USD	254,056	06/05/15	(9,037)
JPMCB	GBP	75,000	USD	115,524	06/05/15	4,318
JPMCB	JPY	30,500,000	USD	251,675	06/05/15	(2,853)
JPMCB	KRW	2,436,000,000	USD	2,165,526	06/18/15	(24,752)
JPMCB	MYR	7,314,000	USD	1,970,419	06/18/15	8,782
JPMCB	NZD	345,000	USD	252,927	06/05/15	(3,365)
JPMCB	NZD	5,115,000	USD	3,827,140	06/05/15	27,320
JPMCB	USD	51,985	CAD	65,000	06/05/15	(709)
JPMCB	USD	78,585	EUR	70,000	06/05/15	(3,252)
JPMCB	USD	987,155	HUF	267,000,000	06/05/15	(32,978)
JPMCB	USD	1,835,998	INR	116,540,000	06/18/15	(4,718)
JPMCB	USD	589,846	JPY	70,300,000	06/05/15	(3,180)
JPMCB	USD	1,824,650	MXN	27,460,000	06/05/15	(32,419)
JPMCB	USD	967,524	PHP	42,900,000	06/18/15	(12,113)
JPMCB	USD	326,052	SEK	2,730,000	06/05/15	(8,740)
Net unrealized appreciation on forward foreign currency contracts						$41,092

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 15 contracts (USD)	June 2015	$2,489,473	$2,548,125	$58,652
US Treasury futures sell contracts:
2 Year US Treasury Notes, 57 contracts (USD)	June 2015	(12,448,853)	(12,491,906)	(43,053)
5 Year US Treasury Notes, 101 contracts (USD)	June 2015	(12,020,479)	(12,141,305)	(120,826)
10 Year US Treasury Notes, 31 contracts (USD)	June 2015	(3,961,032)	(3,996,094)	(35,062)
Index futures buy contracts:
DAX Index, 6 contracts (EUR)	June 2015	1,944,806	1,929,574	(15,232)
EURO STOXX 50 Index, 146 contracts (EUR)	June 2015	5,672,393	5,685,602	13,209
FTSE 100 Index, 20 contracts (GBP)	June 2015	2,005,920	1,994,736	(11,184)
Hong Kong Hang Seng Index, 31 contracts (HKD)	April 2015	2,407,060	2,477,463	70,403
KOSPI 200 Index, 12 contracts (KRW)	June 2015	1,384,738	1,389,931	5,193
MSCI Taiwan Index, 41 contracts (USD)	April 2015	1,478,247	1,447,300	(30,947)

SMA Relationship Trust - Series A – Portfolio of investments
March 31, 2015 (unaudited)

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
S&P 500 Index, 63 contracts (USD)	June 2015	$6,502,251	$6,491,520	$(10,731)
TOPIX Index, 39 contracts (JPY)	June 2015	4,993,108	5,007,749	14,641
Index futures sell contracts:
FTSE China A50 Index, 111 contracts (USD)	April 2015	(1,300,792)	(1,320,345)	(19,553)
Stockholm OMXS30 Index, 203 contracts (SEK)	April 2015	(3,876,732)	(3,898,817)	(22,085)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 113 contracts (AUD)	June 2015	9,639,771	9,695,384	55,613
Euro-BTP, 16 contracts (EUR)	June 2015	2,392,896	2,418,538	25,642
Long Gilt, 8 contracts (GBP)	June 2015	1,400,740	1,432,964	32,224
Interest rate futures sell contracts:
Euro-Bund, 8 contracts (EUR)	June 2015	(1,349,055)	(1,365,653)	(16,598)
Mini Japanese Government 10 Year Bond, 33 contracts (JPY)	June 2015	(4,048,370)	(4,047,993)	377
Net unrealized depreciation on futures contracts				$(49,317)

Options written

	Expiration date	Premiums received	Value
Call options
NIKKEI 225 Index, 33 contracts, strike @ JPY 21,000.00	June 2015	$30,226	$39,897

Written options activity for the period ended March 31, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2014	—	$—
Options written	158	104,713
Options terminated in closing purchase transactions	(125)	(74,487)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2015	33	$30,226

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-US government obligations	$—	$2,503,264	$—	$2,503,264
Investment company	—	28,960,833	—	28,960,833
Short-term investments	—	15,954,165	—	15,954,165
Options purchased	422,053	—	—	422,053
Forward foreign currency contracts	—	188,612	—	188,612
Futures contracts	172,508	103,446	—	275,954
Total	$594,561	$47,710,320	$—	$48,304,881

Liabilities
Forward foreign currency contracts	—	(147,520)	—	(147,520)
Futures contracts	(276,770)	(48,501)	—	(325,271)
Options written	(39,897)	—	—	(39,897)
Total	$(316,667)	$(196,021)	$—	$(512,688)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	appreciation		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	12/31/14	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$1,924,746	$18,877,893	$12,847,595	$—	$—	$7,955,044	$1,141
UBS Global Corporate Bond Relationship Fund	22,882,405	5,700,000	—	—	378,428	28,960,833	—
	$24,807,151	$24,577,893	$12,847,595	$—	$378,428	$36,915,877	$1,141

2	Rate shown is the discount rate at date of purchase.

SMA Relationship Trust - Series G

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Common stocks
Airlines	2.54%
Auto components	1.76
Automobiles	5.25
Banks	11.91
Beverages	2.26
Chemicals	2.24
Construction materials	1.01
Diversified financial services	2.66
Diversified telecommunication services	1.16
Electric utilities	0.50
Electrical equipment	1.41
Electronic equipment, instruments & components	1.54
Food products	4.36
Hotels, restaurants & leisure	0.96
Household durables	1.42
Industrial conglomerates	1.50
Insurance	8.82
IT services	0.31
Machinery	2.31
Marine	1.09
Media	1.60
Metals & mining	4.91
Multi-utilities	0.74
Oil, gas & consumable fuels	5.91
Pharmaceuticals	9.47
Real estate investment trust (REIT)	1.51
Real estate management & development	1.09
Semiconductors & semiconductor equipment	1.31
Software	2.87
Technology hardware, storage & peripherals	1.06
Textiles, apparel & luxury goods	2.31
Tobacco	1.55
Trading companies & distributors	2.36
Wireless telecommunication services	3.78
Total common stocks	95.48%
Investment companies
iShares MSCI Canada ETF	0.13
iShares MSCI EAFE ETF	1.93
Total investment companies	2.06%
Short-term investment	1.18
Total investments	98.72%
Cash and other assets, less liabilities	1.28
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust—Series G. Figures might be different if a breakdown of the underlying investment companies was included.

SMA Relationship Trust - Series G – Portfolio of investments
March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 95.48%
Australia: 1.51%
Westfield Corp. REIT	178,056	$1,290,392

Brazil: 0.31%
Cielo SA	18,400	263,413

Canada: 5.56%
Canadian Oil Sands Ltd.	71,300	554,502
Husky Energy, Inc.	41,600	849,047
Suncor Energy, Inc.	38,900	1,136,701
Teck Resources Ltd., Class B	42,700	585,943
Toronto-Dominion Bank	38,300	1,639,290
Total Canada common stocks		4,765,483

China: 5.56%
AIA Group Ltd.	313,200	1,966,422
China Construction Bank Corp., H Shares	338,000	280,536
China Merchants Bank Co., Ltd., H Shares	140,500	343,050
China Mobile Ltd.	31,500	410,520
Hollysys Automation Technologies Ltd.	12,800	254,336
Jardine Matheson Holdings Ltd.	20,500	1,290,270
Lenovo Group Ltd.	154,000	224,410
Total China common stocks		4,769,544

Denmark: 2.06%
AP Moeller - Maersk A/S, Class B	449	938,512
Danske Bank A/S	31,421	828,357
Total Denmark common stocks		1,766,869

Finland: 1.79%
Sampo Oyj, Class A	30,448	1,535,748

France: 4.33%
Danone SA	20,708	1,395,882
LVMH Moet Hennessy Louis Vuitton SE	6,305	1,109,573
Schneider Electric SE	15,497	1,205,958
Total France common stocks		3,711,413

Germany: 7.11%
AIXTRON SE*	40,625	305,844
Bayer AG	13,239	1,980,765
Daimler AG	13,073	1,255,462
E.ON SE	42,690	634,754
HeidelbergCement AG	10,905	862,393
ThyssenKrupp AG	40,411	1,057,968
Total Germany common stocks		6,097,186

Greece: 0.08%
Piraeus Bank SA*	186,664	72,044

Indonesia: 0.41%
Astra International Tbk PT	222,800	145,928
Bank Rakyat Indonesia Persero Tbk PT	200,000	202,863
Total Indonesia common stocks		348,791

Ireland: 3.03%
Ryanair Holdings PLC ADR	13,900	928,103
Shire PLC	20,932	1,668,764
Total Ireland common stocks		2,596,867

Israel: 1.51%
Check Point Software Technologies Ltd.*	15,800	1,295,126

Italy: 2.18%
Intesa Sanpaolo SpA	312,918	1,062,045
Mediolanum SpA	99,838	805,102
Total Italy common stocks		1,867,147

Japan: 23.24%
Astellas Pharma, Inc.	96,100	1,574,589
Bridgestone Corp.	20,700	828,827
Fuji Heavy Industries Ltd.	36,900	1,224,941
Hino Motors Ltd.	69,800	993,157
Hitachi Ltd.	156,000	1,065,457
Inpex Corp.	84,700	933,292
ITOCHU Corp.	71,800	777,011
Japan Airlines Co., Ltd.	40,200	1,250,512
KDDI Corp.	80,400	1,816,439
Mitsubishi UFJ Financial Group, Inc.	214,800	1,330,345
ORIX Corp.	88,500	1,243,525
Panasonic Corp.	93,000	1,221,280
Shin-Etsu Chemical Co., Ltd.	18,100	1,181,715
Sumitomo Realty & Development Co., Ltd.	26,000	936,036
THK Co., Ltd.	38,900	988,480
Toyota Industries Corp.	11,900	680,643
Toyota Motor Corp.	26,900	1,877,720
Total Japan common stocks		19,923,969

Netherlands: 3.89%
Heineken NV	13,265	1,012,473
ING Groep NV CVA*	108,177	1,584,574
Koninklijke DSM NV	13,297	741,101
Total Netherlands common stocks		3,338,148

Norway: 1.16%
Telenor ASA	49,294	994,772

Russia: 0.08%
Sberbank of Russia ADR	14,725	64,348

South Africa: 0.40%
Naspers Ltd., Class N	2,233	342,522

South Korea: 0.77%
Samsung Electronics Co., Ltd.	350	453,864
Wonik IPS Co., Ltd.*	20,679	206,329
Total South Korea common stocks		660,193

Spain: 3.88%
Acciona SA*	5,564	428,521
Banco Santander SA	135,351	1,014,642
Bankia SA*	615,395	857,628
Mediaset Espana Comunicacion SA*	82,183	1,028,827
Total Spain common stocks		3,329,618

Sweden: 0.39%
Lundin Petroleum AB*	24,270	332,081

Switzerland: 6.01%
Glencore PLC*	274,858	1,160,379
Novartis AG	29,312	2,893,109
Zurich Insurance Group AG*	3,253	1,099,521
Total Switzerland common stocks		5,153,009

Taiwan: 0.26%
Catcher Technology Co., Ltd. GDR	4,328	226,843

Thailand: 0.14%
Kasikornbank PCL	16,700	118,025

SMA Relationship Trust - Series G – Portfolio of investments
March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 95.48%—(concluded)
United Kingdom: 18.86%
Anglo American PLC	45,638	$681,602
ARM Holdings PLC	37,735	612,865
Ashtead Group PLC	77,470	1,242,447
Associated British Foods PLC	18,496	771,896
Aviva PLC	126,381	1,011,412
BP PLC	194,271	1,259,297
Burberry Group PLC	33,837	868,951
Imperial Tobacco Group PLC	30,330	1,330,464
Lloyds Banking Group PLC*	704,060	816,102
London Stock Exchange Group PLC	28,578	1,039,383
Prudential PLC	46,021	1,142,032
Rio Tinto PLC	17,490	721,233
SABMiller PLC	17,624	923,177
Sage Group PLC	169,198	1,168,774
Unilever NV CVA	37,511	1,567,493
Vodafone Group PLC	310,779	1,016,970
Total United Kingdom common stocks		16,174,098

United States: 0.96%
Carnival PLC	16,784	820,746
Total common stocks (cost $82,775,169)		81,858,395

Investment companies: 2.06%
iShares MSCI Canada ETF	4,100	111,438
iShares MSCI EAFE ETF	25,800	1,655,586
Total investment companies (cost $1,724,181)		1,767,024

Short-term investment: 1.18%
Investment company: 1.18%
UBS Cash Management Prime Relationship Fund[1] (cost $1,012,391)	1,012,391	1,012,391
Total investments: 98.72% (cost $85,511,741)		84,637,810
Cash and other assets, less liabilities: 1.28%		1,100,203
Net assets: 100.00%		$85,738,013

SMA Relationship Trust - Series G – Portfolio of investments
March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,832,999
Gross unrealized depreciation	(5,706,930)
Net unrealized depreciation of investments	$(873,931)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	BRL	700,000	USD	217,324	06/17/15	$2,913
BB	USD	325,578	AUD	430,800	06/17/15	1,132
GSI	CNY	7,085,000	USD	1,137,057	06/17/15	3,907
GSI	HUF	221,250,000	EUR	726,505	06/17/15	(8,497)
GSI	IDR	3,465,800,000	USD	257,393	06/17/15	(2,847)
GSI	KRW	472,000,000	USD	418,978	06/17/15	(5,422)
JPMCB	CHF	1,740,000	USD	1,749,642	06/17/15	(46,515)
JPMCB	DKK	2,930,000	USD	423,308	06/17/15	513
JPMCB	GBP	2,225,000	USD	3,355,921	06/17/15	57,086
JPMCB	HKD	5,925,000	USD	763,512	06/17/15	(637)
JPMCB	ILS	2,665,000	USD	660,042	06/17/15	(9,783)
JPMCB	JPY	244,300,000	USD	2,016,821	06/17/15	(22,312)
JPMCB	NOK	4,190,000	USD	516,808	06/17/15	(2,236)
JPMCB	USD	2,703,428	AUD	3,555,000	06/17/15	(7,389)
JPMCB	USD	1,617,717	CAD	2,045,000	06/17/15	(4,752)
JPMCB	USD	3,658,404	EUR	3,405,000	06/17/15	6,675
JPMCB	USD	437,651	EUR	405,000	06/17/15	(1,716)
JPMCB	USD	610,533	GBP	410,000	06/17/15	(2,658)
JPMCB	USD	769,633	HUF	221,250,000	06/17/15	20,861
JPMCB	USD	770,713	MXN	12,060,000	06/17/15	15,823
JPMCB	USD	1,912,248	SEK	16,300,000	06/17/15	(17,267)
JPMCB	USD	1,116,959	SGD	1,555,000	06/17/15	13,958
JPMCB	ZAR	3,120,000	USD	250,399	06/17/15	(3,587)
Net unrealized depreciation on forward foreign currency contracts						$(12,750)

SMA Relationship Trust - Series G – Portfolio of investments
March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$8,861,080	$72,997,315	$—	$81,858,395
Investment companies	1,767,024	—	—	1,767,024
Short-term investment	—	1,012,391	—	1,012,391
Forward foreign currency contracts	—	122,868	—	122,868
Total	$10,628,104	$74,132,574	$—	$84,760,678

Liabilities
Forward foreign currency contracts	$—	$(135,618)	$—	$(135,618)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$547,566	$5,696,033	$5,231,208	$1,012,391	$263

SMA Relationship Trust - Series M

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of March 31, 2015

Long-term municipal bonds
Arizona	1.57%
California	12.44
District of Columbia	1.36
Florida	9.51
Georgia	2.60
Hawaii	2.15
Illinois	2.40
Indiana	2.35
Kentucky	0.85
Louisiana	1.54
Maryland	4.86
Massachusetts	4.92
Minnesota	0.71
New Jersey	4.59
New York	18.18
North Carolina	3.83
Ohio	3.48
Pennsylvania	0.77
Rhode Island	0.96
South Carolina	10.25
Texas	7.50
Utah	2.21
Virginia	2.63
Washington	2.72
Total long-term municipal bonds	104.38%
Short-term investment	2.63
Total investments	107.01%
Liabilities, in excess of cash and other assets	(7.01)
Net assets	100.00%

SMA Relationship Trust - Series M – Portfolio of investments
March 31, 2015 (unaudited)

	Face amount	Value
Long-term municipal bonds: 104.38%
Arizona: 1.57%
Salt River Project Electric System Refunding Revenue Bonds,
Series A,
5.000%, due 12/01/31	$3,070,000	$3,546,648

California: 12.44%
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 04/01/21	1,500,000	1,785,270
5.000%, due 04/01/25	1,925,000	2,274,984
5.000%, due 09/01/28	4,000,000	4,755,480
5.000%, due 09/01/32	3,625,000	4,226,605
Series E,
5.000%, due 06/01/21	2,065,000	2,464,681
Series F,
5.000%, due 09/01/26	2,660,000	3,161,117
Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/19	1,875,000	2,158,463
5.000%, due 06/01/32	2,200,000	2,547,468
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/28	4,000,000	4,740,200
		28,114,268
District of Columbia: 1.36%
District of Columbia Income Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	2,510,000	3,078,515

Florida: 9.51%
Florida State Board of Education, Capital Outlay, GO Bonds,
Series A,
5.000%, due 01/01/21	2,365,000	2,812,151
Florida State Board of Education, Public Education, GO Bonds,
Series C,
5.000%, due 06/01/22	1,000,000	1,214,560
Tampa Health System Revenue Bonds,
Series A,
5.000%, due 11/15/25	5,000,000	5,850,300
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,331,400
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,575,440
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,235,955
Volusia Country Florida School Board Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,458,760
		21,478,566
Georgia: 2.60%
City of Atlanta GA Revenue Bonds,
Series B,
5.000%, due 01/01/20	1,500,000	1,747,290
Municipal Electric Authority of Georgia Revenue Bonds,
Series A,
5.000%, due 01/01/21	3,500,000	4,117,470
		5,864,760
Hawaii: 2.15%
State of Hawaii, GO Bonds,
Series EE,
5.000%, due 11/01/28	4,135,000	4,848,081

Illinois: 2.40%
City of Chicago O’Hare International Airport Third Lien Revenue Bonds,
Series A,
5.625%, due 01/01/35	3,425,000	3,959,779
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,460,938
		5,420,717
Indiana: 2.35%
Indiana Finanace Authority, Revolving Fund Programme Revenue Bonds,
Series A,
4.000%, due 02/01/17[1]	5,000,000	5,309,750

Kentucky: 0.85%
Louisville & Jefferson County, Metro Government Health Facilities, Jewish Hospital & St. Mary’s HealthCare Revenue Bonds,
5.750%, due 02/01/18[1]	1,700,000	1,930,350

Louisiana: 1.54%
City of New Orleans LA, GO Bonds,
ACG-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,467,520

Maryland: 4.86%
Anne Arundel County, GO Bonds,
5.000%, due 04/01/27	2,050,000	2,435,892
State of Maryland, State & Local Facilities, Loan of 2015, GO Bonds,
Series A,
5.000%, due 03/01/22	7,000,000	8,541,610
		10,977,502
Massachusetts: 4.92%
Massachusetts School Building Authority Senior Dedicated Sales Tax Refunding Revenue Bonds,
Series B,
5.000%, due 08/15/30	2,000,000	2,351,620
The Commonwealth of Massachusetts, Consolidated Loan Green Bonds, GO Bonds,
Series E,
5.000%, due 09/01/30	5,000,000	5,881,050

SMA Relationship Trust - Series M – Portfolio of investments
March 31, 2015 (unaudited)

	Face amount	Value
Long-term municipal bonds—(continued)
Massachusetts—(concluded)
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series C,
5.000%, due 07/01/24	$2,395,000	$2,884,801
		11,117,471
Minnesota: 0.71%
Rochester Health Care Facilities, Mayo Clinic Revenue Bonds,
Series B,
0.010%, due 11/15/38[2]	1,600,000	1,600,000

New Jersey: 4.59%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	4,064,690
State of New Jersey, GO Bonds,
5.000%, due 06/01/21	3,300,000	3,848,196
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,627,052
Series Q,
5.000%, due 08/15/19	725,000	827,457
		10,367,395
New York: 18.18%
City of New York, GO Bonds,
Series I,
5.000%, due 08/01/17	3,000,000	3,297,150
New York City Municipal Water Finance Authority Water And Sewer System Second General Resolution Fiscal 2015 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	3,000,000	3,466,320
Series EE,
5.000%, due 06/15/36	2,760,000	3,189,014
New York City Transitional Finance Authority Revenue Bonds,
Series E,
5.000%, due 02/01/29	4,000,000	4,668,200
Series I,
5.000%, due 05/01/32	4,995,000	5,796,648
5.000%, due 05/01/23[1]	5,000	6,187
Series S-1,
5.000%, due 07/15/31	1,050,000	1,241,615
New York State Dormitory Authority State Personal Taxable General Purpose,
Series A,
5.000%, due 02/15/29	4,000,000	4,707,360
New York State Urban Development Corp. Special Tax,
5.000%, due 03/15/32	3,000,000	3,453,870
Series A,
5.000%, due 03/15/34	3,000,000	3,478,320
Series A-1,
5.000%, due 03/15/27	6,495,000	7,780,945
		41,085,629
North Carolina: 3.83%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series B,
5.000%, due 01/01/21	2,380,000	2,782,839
Series D,
5.000%, due 01/01/23	5,000,000	5,874,700
		8,657,539
Ohio: 3.48%
State of Ohio, Higher Education, GO Bonds,
Series A,
5.000%, due 05/01/28	3,295,000	3,854,623
State of Ohio, Major New State Infrastructure Project Revenue Bonds,
Series 1,
5.500%, due 06/15/18[1]	3,500,000	4,000,115
		7,854,738
Pennsylvania: 0.77%
Philadelphia Water & Wastewater Revenue Bonds,
Series A,
5.000%, due 01/01/20	1,500,000	1,739,055

Rhode Island: 0.96%
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/18	2,000,000	2,176,400

South Carolina: 10.25%
Piedmont Municipal Power Agency Revenue Bonds,
Series A-4,
5.000%, due 01/01/20	5,000,000	5,774,500
South Carolina Public Service Authority Santee Cooper Revenue Bonds,
5.000%, due 12/01/21	10,000,000	11,593,500
Series C,
5.000%, due 12/01/31	5,000,000	5,801,650
		23,169,650
Texas: 7.50%
Fort Worth Independent School District, School Building GO Bonds,
5.000%, due 02/15/19	1,500,000	1,711,350
North Texas Tollway Authority System Revenue Bonds,
Series A,
5.000%, due 01/01/21	4,000,000	4,715,280
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/22	5,000,000	6,038,850
Tarrant County Cultural Educational Methodist Hospitals of Dallas Revenue Bonds,
5.000%, due 10/01/21	2,370,000	2,809,683
Texas State Transportation Commission Mobility Fund, GO Bonds,
5.000%, due 10/01/19	1,430,000	1,668,352
		16,943,515

SMA Relationship Trust - Series M – Portfolio of investments
March 31, 2015 (unaudited)

	Face amount	Value
Long-term municipal bonds—(concluded)
Utah: 2.21%
Murray City Utah Hospital, IHC Health Services, Inc., Revenue Bonds,
Series D,
0.010%, due 05/15/37[2]	$5,000,000	$5,000,000

Virginia: 2.63%
Virginia College Building Authority, 21st Century College & Equipment Revenue Bonds,
Series A,
5.000%, due 02/01/21	5,000,000	5,944,800

Washington: 2.72%
State of Washington, GO Bonds,
Series C,
5.000%, due 01/01/18[1]	4,035,000	4,482,159
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,672,822
		6,154,981
Total long-term municipal bonds (cost $229,034,677)		235,847,850

	Shares
Short-term investment: 2.63%
Investment company: 2.63%
UBS Cash Management Prime Relationship Fund[3] (cost $5,936,006)	5,936,006	5,936,006
Total investments: 107.01% (cost $234,970,683)		241,783,856
Liabilities, in excess of cash and other assets: (7.01%)		(15,839,449)
Net assets: 100.00%		$225,944,407

SMA Relationship Trust - Series M – Portfolio of investments
March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,181,737
Gross unrealized depreciation	(368,564)
Net unrealized appreciation of investments	$6,813,173

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Proceeds	Value	Unrealized depreciation
US Treasury futures sell contracts:
US Long Bond, 110 contracts (USD)	June 2015	$(17,802,921)	$(18,026,250)	$(223,329)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$235,847,850	$—	$235,847,850
Short-term investment	—	5,936,006	—	5,936,006
Total	$—	$241,783,856	$—	$241,783,856

Liabilities
Futures contracts	$(223,329)	$—	$—	$(223,329)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                                         Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.

2                                         Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically.

3                                         The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	three months ended	three months ended	Value	three months ended
Security description	12/31/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$1,343,804	$39,596,814	$35,004,612	$5,936,006	$1,742

SMA Relationship Trust - Series S

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2015

Common stocks
Aerospace & defense	1.30%
Air freight & logistics	0.95
Auto components	2.74
Automobiles	1.11
Banks	8.35
Beverages	1.12
Biotechnology	1.18
Building products	3.42
Capital markets	4.16
Chemicals	3.59
Commercial services & supplies	1.10
Communications equipment	0.97
Electric utilities	1.75
Electrical equipment	1.09
Electronic equipment, instruments & components	0.80
Energy equipment & services	2.05
Food & staples retailing	0.48
Food products	1.27
Health care equipment & supplies	8.16
Health care providers & services	1.65
Hotels, restaurants & leisure	5.75
Household products	0.40
Internet & catalog retail	2.24
Internet software & services	2.05
Life sciences tools & services	2.12
Machinery	4.09
Media	6.42
Personal products	1.01
Real estate investment trust (REIT)	4.73
Semiconductors & semiconductor equipment	0.81
Software	9.50
Specialty retail	3.82
Textiles, apparel & luxury goods	0.52
Thrifts & mortgage finance	2.00
Trading companies & distributors	3.20
Total common stocks	95.90%
Short-term investment	5.81
Total investments	101 .71%
Liabilities, in excess of cash and other assets	(1.71)
Net assets	100.00%

SMA Relationship Trust - Series S – Portfolio of investments
March 31, 2015 (unaudited)

	Shares	Value
Common stocks: 95.90%
Aerospace & defense: 1.30%
Esterline Technologies Corp.*	7,337	$839,500

Air freight & logistics: 0.95%
Hub Group, Inc., Class A*	15,643	614,613

Auto components: 2.74%
Gentherm, Inc.*	17,138	865,640
Tenneco, Inc.*	15,683	900,518
		1,766,158
Automobiles: 1.11%
Winnebago Industries, Inc.	33,712	716,717

Banks: 8.35%
Access National Corp.	17,251	323,284
Banner Corp.	31,400	1,441,260
BBCN Bancorp, Inc.	111,385	1,611,741
ConnectOne Bancorp, Inc.	44,738	870,601
Prosperity Bancshares, Inc.	10,729	563,058
Texas Capital Bancshares, Inc.*	11,729	570,616
		5,380,560
Beverages: 1.12%
Craft Brew Alliance, Inc.*	53,195	725,580

Biotechnology: 1.18%
Emergent Biosolutions, Inc.*	26,356	757,999

Building products: 3.42%
AO Smith Corp.	20,779	1,364,349
Simpson Manufacturing Co., Inc.	22,457	839,218
		2,203,567
Capital markets: 4.16%
Evercore Partners, Inc., Class A	15,274	789,055
Golub Capital BDC, Inc.	36,978	648,964
PennantPark Investment Corp.	55,354	500,954
RCS Capital Corp., Class A	69,599	740,533
		2,679,506
Chemicals: 3.59%
Cytec Industries, Inc.	28,881	1,560,729
HB Fuller Co.	17,621	755,412
		2,316,141
Commercial services & supplies: 1.10%
ABM Industries, Inc.	22,301	710,510

Communications equipment: 0.97%
NETGEAR, Inc.*	18,972	623,799

Electric utilities: 1.75%
Portland General Electric Co.	19,812	734,827
Unitil Corp.	11,281	392,240
		1,127,067
Electrical equipment: 1.09%
AZZ, Inc.	15,156	706,118

Electronic equipment, instruments & components: 0.80%
InvenSense, Inc.*	33,935	516,151

Energy equipment & services: 2.05%
Bristow Group, Inc.	11,477	624,923
Forum Energy Technologies, Inc.*	35,540	696,584
		1,321,507
Food & staples retailing: 0.48%
G Willi-Food International Ltd.*	54,700	312,337

Food products: 1.27%
Amira Nature Foods Ltd.*	91,173	816,910

Health care equipment & supplies: 8.16%
Cooper Cos., Inc.	5,140	963,339
Derma Sciences, Inc.*	59,372	502,881
Exactech, Inc.*	28,247	723,970
Greatbatch, Inc.*	19,952	1,154,223
Integra LifeSciences Holdings Corp.*	8,938	551,028
LeMaitre Vascular, Inc.	51,131	428,478
Lumenis Ltd., Class B*	78,075	934,558
		5,258,477
Health care providers & services: 1.65%
Owens & Minor, Inc.	12,381	418,973
Patterson Cos., Inc.	13,206	644,321
		1,063,294
Hotels, restaurants & leisure: 5.75%
Chuy’s Holdings, Inc.*	36,031	811,778
Del Frisco’s Restaurant Group, Inc.*	41,810	842,472
Life Time Fitness, Inc.*	6,927	491,540
Vail Resorts, Inc.	15,121	1,563,814
		3,709,604
Household products: 0.40%
Central Garden and Pet Co.*	26,285	259,433

Internet & catalog retail: 2.24%
HomeAway, Inc.*	26,563	801,406
HSN, Inc.	9,469	646,070
		1,447,476
Internet software & services: 2.05%
Borderfree, Inc.*	42,686	256,543
Five9, Inc.*	57,038	317,131
LogMeIn, Inc.*	13,356	747,803
		1,321,477
Life sciences tools & services: 2.12%
Bio-Rad Laboratories, Inc., Class A*	5,925	800,941
Enzo Biochem, Inc.*	191,540	565,043
		1,365,984
Machinery: 4.09%
CLARCOR, Inc.	17,952	1,185,909
Hillenbrand, Inc.	23,934	738,843
Luxfer Holdings PLC ADR	53,024	708,931
		2,633,683
Media: 6.42%
AMC Entertainment Holdings, Inc., Class A	47,188	1,674,702
Cinemark Holdings, Inc.	36,472	1,643,793
Martha Stewart Living Omnimedia, Inc., Class A*	125,872	818,168
		4,136,663
Personal products: 1.01%
Inter Parfums, Inc.	19,875	648,322

Real estate investment trust (REIT): 4.73%
EPR Properties	13,589	815,748
Hudson Pacific Properties, Inc.	36,684	1,217,542
LaSalle Hotel Properties	26,083	1,013,585
		3,046,875
Semiconductors & semiconductor equipment: 0.81%
ON Semiconductor Corp.*	43,079	521,687

SMA Relationship Trust - Series S – Portfolio of investments
March 31, 2015 (unaudited)

	Shares	Value
Common stocks—(concluded)
Software: 9.50%
Cadence Design Systems, Inc.*	35,678	$657,903
Fleetmatics Group PLC*	18,612	834,748
Infoblox, Inc.*	21,484	512,823
King Digital Entertainment PLC	40,974	657,223
Monotype Imaging Holdings, Inc.	21,814	712,009
NICE Systems Ltd. ADR	17,172	1,046,290
SS&C Technologies Holdings, Inc.	15,050	937,615
Synchronoss Technologies, Inc.*	16,148	766,384
		6,124,995
Specialty retail: 3.82%
Finish Line, Inc., Class A	28,750	704,950
Francesca’s Holdings Corp.*	36,577	651,070
GNC Holdings, Inc., Class A	22,552	1,106,627
		2,462,647
Textiles, apparel & luxury goods: 0.52%
Crocs, Inc.*	28,206	333,113

Thrifts & mortgage finance: 2.00%
Brookline Bancorp, Inc.	66,834	671,682
EverBank Financial Corp.	34,121	615,201
		1,286,883
Trading companies & distributors: 3.20%
Beacon Roofing Supply, Inc.*	23,688	741,434
Watsco, Inc.	10,527	1,323,244
		2,064,678
Total common stocks (cost $52,113,096)		61,820,031

Short-term investment: 5.81%
Investment company: 5.81%
UBS Cash Management Prime Relationship Fund[1] (cost $3,746,060)	3,746,060	3,746,060
Total investments—101.71% (cost $55,859,156)		65,566,091
Liabilities, in excess of cash and other assets—(1.71)%		(1,105,098)
Net assets—100.00%		$64,460,993

SMA Relationship Trust - Series S – Portfolio of investments
March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,500,137
Gross unrealized depreciation	(1,793,202)
Net unrealized appreciation of investments	$9,706,935

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$61,820,031	$—	$—	$61,820,031
Short-term investment	—	3,746,060	—	3,746,060
Total	$61,820,031	$3,746,060	$—	$65,566,091

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/14	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$1,887,768	$5,248,001	$3,389,709	$3,746,060	$606

SMA Relationship Trust - Series T

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2015

Bonds
Corporate bonds
Air freight & logistics	0.16%
Automobiles	0.40
Banks	5.28
Beverages	0.42
Biotechnology	0.32
Building products	0.16
Capital markets	1.15
Chemicals	0.53
Commercial services & supplies	0.30
Communications equipment	0.47
Consumer finance	0.43
Diversified financial services	0.20
Diversified telecommunication services	1.12
Electric utilities	1.08
Electronic equipment, instruments & components	0.24
Energy equipment & services	0.22
Food & staples retailing	0.25
Food products	0.19
Gas utilities	0.19
Health care equipment & supplies	0.20
Health care providers & services	0.06
Hotels, restaurants & leisure	0.63
Independent power and renewable electricity producers	0.05
Insurance	2.25
Internet & catalog retail	0.35
IT services	0.39
Machinery	0.40
Media	2.18
Metals & mining	1.72
Multiline retail	0.18
Multi-utilities	0.57
Oil, gas & consumable fuels	4.58
Pharmaceuticals	0.43
Real estate investment trust (REIT)	1.06
Road & rail	0.88
Semiconductors & semiconductor equipment	0.13
Specialty retail	0.22
Technology hardware, storage & peripherals	0.18
Tobacco	0.56
Trading companies & distributors	0.21
Wireless telecommunication services	0.49
Total corporate bonds	30.83%
Asset-backed securities	3.70
Commercial mortgage-backed securities	11.59
Mortgage & agency debt securities	36.23
Municipal bonds	2.02
US government obligations	9.07
Non-US government obligations	2.73
Total bonds	96.17%
Investment company
UBS High Yield Relationship Fund	2.18
Short-term investment	29.87
Options purchased	0.01
Total investments	128.23%
Liabilities, in excess of cash and other assets	(28.23)
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust—Series T. Figures might be different if a breakdown of the underlying investment companies was included.

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

	Face amount	Value
Bonds: 96.17%
Corporate bonds: 30.83%
Brazil: 1.62%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$675,000	$637,335
Petrobras Global Finance BV,
3.250%, due 03/17/17	450,000	416,086
5.375%, due 01/27/21	445,000	399,285
Vale Overseas Ltd.,
4.375%, due 01/11/22	375,000	360,476
Total Brazil corporate bonds		1,813,182

Canada: 1.02%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	250,000	331,592
Barrick Gold Corp.,
3.850%, due 04/01/22	460,000	449,813
Talisman Energy, Inc.,
3.750%, due 02/01/21	210,000	206,628
Teck Resources Ltd.,
6.250%, due 07/15/41	160,000	155,005
Total Canada corporate bonds		1,143,038

China: 0.45%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	500,000	503,702

France: 0.19%
Total Capital International SA,
3.750%, due 04/10/24	200,000	213,572

Germany: 0.24%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	250,000	261,575

Indonesia: 0.19%
Pertamina Persero PT,
6.450%, due 05/30/44[1]	200,000	214,250

Ireland: 0.10%
XL Group PLC
6.375%, due 11/15/24	90,000	110,878

Israel: 0.35%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	240,000	244,500
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	133,000	140,075
Total Israel corporate bonds		384,575

Mexico: 1.02%
America Movil SAB de CV,
3.125%, due 07/16/22	530,000	539,063
Fermaca Enterprises S de RL de CV,
6.375%, due 03/30/38[1]	198,547	207,978
Petroleos Mexicanos,
4.875%, due 01/24/22	370,000	392,662
Total Mexico corporate bonds		1,139,703

Netherlands: 0.21%
LYB International Finance BV,
4.875%, due 03/15/44	220,000	236,314

Norway: 0.31%
Eksportfinans ASA,
5.500%, due 06/26/17	320,000	340,800

Spain: 0.28%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	300,000	312,883

United Kingdom: 1.76%
Barclays Bank PLC,
5.140%, due 10/14/20	310,000	344,415
HSBC Holdings PLC,
6.500%, due 09/15/37	380,000	484,871
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	360,000	365,548
Lloyds Bank PLC,
6.500%, due 09/14/20[1]	660,000	775,412
Total United Kingdom corporate bonds		1,970,246

United States: 23.09%
21st Century Fox America, Inc.,
6.200%, due 12/15/34	95,000	121,344
Actavis Funding SCS,
3.800%, due 03/15/25	90,000	92,883
ADT Corp.,
3.500%, due 07/15/22	370,000	336,700
Ally Financial, Inc.,
8.000%, due 03/15/20	35,000	41,737
Altria Group, Inc.,
5.375%, due 01/31/44	140,000	163,732
9.950%, due 11/10/38	57,000	98,923
American International Group, Inc.,
4.500%, due 07/16/44	220,000	236,152
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22	180,000	177,583
8.200%, due 01/15/39	185,000	289,168
Bank of America Corp.,
4.000%, due 01/22/25	170,000	171,376
4.200%, due 08/26/24	380,000	393,135
5.625%, due 07/01/20	195,000	224,811
6.110%, due 01/29/37	400,000	487,076
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	120,000	142,962
Boston Properties LP, REIT,
3.800%, due 02/01/24	340,000	357,548
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	360,000	419,928
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	275,000	304,645
Caterpillar, Inc.,
5.200%, due 05/27/41	120,000	144,126
Celgene Corp.,
4.000%, due 08/15/23	330,000	356,020

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

	Face amount	Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
CF Industries, Inc.,
5.150%, due 03/15/34	$320,000	$350,690
CIT Group, Inc.,
5.500%, due 02/15/19[1]	200,000	208,000
Citigroup, Inc.,
5.500%, due 09/13/25	860,000	974,716
Comcast Corp.,
6.300%, due 11/15/17	280,000	316,178
6.950%, due 08/15/37	125,000	177,551
Continental Resources, Inc.,
4.900%, due 06/01/44	270,000	238,115
DIRECTV Holdings LLC,
6.000%, due 08/15/40	315,000	357,095
DISH DBS Corp.,
7.875%, due 09/01/19	240,000	268,200
Dollar General Corp.,
3.250%, due 04/15/23	210,000	204,069
DPL, Inc.,
7.250%, due 10/15/21	210,000	223,125
DTE Electric Co.,
3.700%, due 03/15/45	125,000	127,546
Energy Transfer Partners LP,
7.500%, due 07/01/38	60,000	75,827
9.000%, due 04/15/19	310,000	383,053
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	270,000	277,816
ERP Operating LP, REIT,
4.750%, due 07/15/20	75,000	83,782
FedEx Corp.,
3.875%, due 08/01/42	190,000	183,359
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[1]	180,000	202,631
Flextronics International Ltd.,
5.000%, due 02/15/23	260,000	271,939
Ford Motor Co.,
7.450%, due 07/16/31	325,000	448,692
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	185,000	231,158
Frontier Communications Corp.,
8.500%, due 04/15/20	200,000	224,500
General Electric Capital Corp.,
Series A,
6.750%, due 03/15/32	160,000	221,304
Glencore Funding LLC,
2.500%, due 01/15/19[1]	460,000	460,222
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	520,000	607,026
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	400,000	507,253
Host Hotels & Resorts LP, REIT,
Series D,
3.750%, due 10/15/23	520,000	527,069
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	210,000	235,725
JPMorgan Chase & Co.,
3.875%, due 09/10/24	360,000	369,320
Kinder Morgan Energy Partners LP,
3.950%, due 09/01/22	315,000	319,927
5.000%, due 10/01/21	260,000	278,898
6.500%, due 09/01/39	175,000	199,153
Kinder Morgan, Inc.,
5.550%, due 06/01/45	220,000	231,960
Kroger Co.,
3.850%, due 08/01/23	260,000	277,093
Lincoln National Corp.,
7.000%, due 06/15/40	270,000	373,727
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	210,000	240,686
Markel Corp.,
3.625%, due 03/30/23	180,000	185,618
Masco Corp.,
4.450%, due 04/01/25	170,000	175,525
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	145,000	145,056
Morgan Stanley,
3.750%, due 02/25/23	270,000	282,782
Series J,
5.550%, due 07/15/20[2,3]	240,000	242,400
Motorola Solutions, Inc.,
3.500%, due 03/01/23	520,000	521,801
Navient Corp.,
8.000%, due 03/25/20	10,000	11,101
Northern Trust Corp.,
3.950%, due 10/30/25	145,000	155,771
NRG Energy, Inc.,
8.250%, due 09/01/20	50,000	52,937
Pacific Drilling SA,
5.375%, due 06/01/20[1]	50,000	40,000
PNC Preferred Funding Trust I,
1.921%, due 03/15/17[1,2,3]	300,000	274,500
PPL Capital Funding, Inc.,
3.950%, due 03/15/24	320,000	345,397
Priceline Group, Inc.,
3.650%, due 03/15/25	150,000	152,650
Principal Financial Group, Inc.,
8.875%, due 05/15/19	330,000	415,287
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	410,000	417,380
6.625%, due 12/01/37	200,000	265,530
QVC, Inc.,
4.450%, due 02/15/25	240,000	241,600
Regions Financial Corp.,
2.000%, due 05/15/18	220,000	219,796
Ryder System, Inc.,
2.550%, due 06/01/19	280,000	284,168
Seagate HDD Cayman,
5.750%, due 12/01/34[1]	190,000	203,082
Sempra Energy,
4.050%, due 12/01/23	220,000	238,468
9.800%, due 02/15/19	195,000	251,016
Southern Copper Corp.,
3.500%, due 11/08/22	350,000	350,219
Southwestern Electric Power Co.,
3.550%, due 02/15/22	290,000	306,091

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

	Face amount	Value
Bonds—(continued)
Corporate bonds—(concluded)
United States—(concluded)
Sprint Corp.,
7.250%, due 09/15/21	$10,000	$10,050
Starwood Hotels & Resorts Worldwide, Inc.,
4.500%, due 10/01/34	220,000	228,917
Synchrony Financial,
4.250%, due 08/15/24	190,000	198,703
TCI Communications, Inc.,
7.875%, due 02/15/26	104,000	147,128
Tenet Healthcare Corp.,
6.000%, due 10/01/20	60,000	63,600
Time Warner Cable, Inc.,
6.550%, due 05/01/37	180,000	226,052
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	450,000	604,683
Time Warner, Inc.,
6.100%, due 07/15/40	85,000	107,384
Transocean, Inc.,
3.800%, due 10/15/22	290,000	211,610
Tyson Foods, Inc.,
4.875%, due 08/15/34	190,000	214,200
Valero Energy Corp.,
6.625%, due 06/15/37	210,000	259,204
Ventas Realty LP, REIT,
2.700%, due 04/01/20	210,000	212,283
Verizon Communications, Inc.,
2.021%, due 09/14/18[2]	170,000	177,315
4.522%, due 09/15/48[1]	504,000	501,715
6.400%, due 09/15/33	31,000	38,692
Williams Cos., Inc.,
3.700%, due 01/15/23	240,000	221,856
Williams Partners LP,
4.300%, due 03/04/24	230,000	229,500
Wyndham Worldwide Corp.,
5.625%, due 03/01/21	420,000	474,253
Xerox Corp.,
3.800%, due 05/15/24	430,000	435,807
Zimmer Holdings, Inc.,
4.450%, due 08/15/45	220,000	227,850
Total United States corporate bonds		25,806,231
Total corporate bonds (cost $33,709,365)		34,450,949

Asset-backed securities: 3.70%
United States: 3.70%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	400,000	398,025
Series 2013-5, Class D,
2.860%, due 12/09/19	450,000	456,450
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B,
2.320%, due 07/20/18	550,000	558,424
Series 2014-1, Class C,
2.840%, due 04/22/19	600,000	608,868
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	525,000	531,056
Santander Drive Auto Receivables Trust,
Series 2014-1, Class C,
2.360%, due 04/15/20	595,000	599,784
Series 2014-2, Class D,
2.760%, due 02/18/20	625,000	629,386
Series 2012-4, Class D,
3.500%, due 06/15/18	350,000	359,148
Total asset-backed securities (cost $4,125,677)		4,141,141

Commercial mortgage-backed securities: 11.59%
United States: 11.59%
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.225%, due 08/15/26[1,2]	425,000	424,498
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA,
3.175%, due 12/15/27[1,2]	250,000	250,345
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
1.925%, due 06/15/31[1,2]	425,000	422,681
Commercial Mortgage Loan Trust,
Series 2015-DC1, Class A5,
3.350%, due 02/10/48	250,000	260,687
Series 2014-CR19, Class C,
4.721%, due 08/10/47[2]	700,000	745,758
Series 2014-LC15, Class C,
4.944%, due 04/10/47[2]	550,000	601,728
Series 2013-LC13, Class C,
5.048%, due 08/10/46[1,2]	800,000	895,394
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.418%, due 02/10/28[1,2]	650,000	668,242
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class A4,
3.505%, due 04/15/50	600,000	635,061
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	600,000	624,854
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	419,973	431,192
GAHR Commericial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.382%, due 12/15/19[1]	525,000	526,114
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.075%, due 07/15/31[1,2]	625,000	624,817
Series 2014-GC18, Class C,
4.949%, due 01/10/47[2]	300,000	326,206
Hilton USA Trust,
Series 2013-HLT, Class DFX,
4.407%, due 11/05/30[1]	275,000	283,038

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

	Face amount	Value
Bonds—(continued)
Commercial mortgage-backed securities—(concluded)
United States—(concluded)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-JWRZ, Class D,
3.165%, due 04/15/30[1,2]	$325,000	$325,014
Series 2014-FL5, Class D,
3.672%, due 07/15/31[1,2]	650,000	653,442
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class C,
4.562%, due 09/15/47[2]	500,000	526,331
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	150,000	156,214
Series 2013-C8, Class B,
3.674%, due 12/15/48[2]	675,000	698,084
Series 2013-C10, Class C,
4.083%, due 07/15/46[2]	150,000	154,155
Series 2013-C13, Class C,
4.895%, due 11/15/46[2]	250,000	271,876
NLY Commercial Mortgage Trust,
Series 2014-FL1, Class B,
1.922%, due 11/15/30[1,2]	400,000	399,841
Starwood Retail Property Trust, Inc., REIT
Series 2014-STAR, Class C,
2.672%, due 11/15/27[1,2]	550,000	552,574
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[2]	525,000	568,964
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class B,
4.139%, due 02/15/48	450,000	474,138
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class C,
3.850%, due 10/15/57[2]	450,000	453,754
Total commercial mortgage-backed securities (cost $12,732,767)		12,955,002

Mortgage & agency debt securities: 36.23%
United States: 36.23%
Federal Home Loan Mortgage Corp. Gold Pools[4]
3.000%, TBA	900,000	918,140
3.500%, TBA	1,925,000	2,032,171
4.000%, TBA	1,200,000	1,281,750
#A96140, 4.000%, due 01/01/41	449,255	481,561
#G04913, 5.000%, due 03/01/38	139,471	154,781
#G02922, 5.500%, due 04/01/37	132,947	150,568
#G06381, 5.500%, due 08/01/40	787,476	893,102
#C56030, 6.000%, due 03/01/31	3,450	3,941
#C55783, 6.500%, due 01/01/29	69,631	79,768
#G00194, 7.500%, due 02/01/24	64,128	71,682
#C00410, 8.000%, due 07/01/25	34,281	41,798
#C37436, 8.000%, due 01/01/30	13,286	16,832
Federal National Mortgage Association Pools[4]
3.000%, TBA	7,150,000	7,309,758
3.500%, TBA	7,050,000	7,404,703
4.000%, TBA	2,825,000	3,020,543
4.500%, TBA	825,000	897,768
5.000%, TBA	25,000	27,762
#AK7377, 3.000%, due 03/01/27	191,720	201,599
#AP7537, 3.000%, due 09/01/27	740,158	778,724
#AB2331, 4.000%, due 02/01/41	333,034	357,091
#AL5760, 4.000%, due 09/01/43	372,005	402,366
#889657, 4.500%, due 09/01/37	400,233	440,161
#975213, 5.000%, due 03/01/38	36,549	40,593
#890209, 5.000%, due 05/01/40	16,793	18,677
#AD9114, 5.000%, due 07/01/40	649,758	725,815
#AJ1422, 5.000%, due 09/01/41	400,566	445,248
#244450, 5.500%, due 11/01/23	25,690	28,908
#555591, 5.500%, due 07/01/33	294,501	333,629
#901999, 6.000%, due 11/01/36	105,771	120,585
#990686, 6.000%, due 09/01/38	18,109	20,624
#675469, 7.000%, due 04/01/18	24,770	25,381
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.444%, due 02/25/35[2]	120,802	108,698
Government National Mortgage Association Pools,
3.000%, TBA	1,100,000	1,132,635
3.500%, TBA	7,325,000	7,707,560
4.000%, TBA	1,725,000	1,837,866
4.500%, TBA	175,000	190,148
#G2 779424, 4.000%, due 06/20/42	109,553	118,673
#AA8267, 4.000%, due 07/15/42	402,104	438,560
#G2 2687, 6.000%, due 12/20/28	15,681	17,921
#G2 508540, 6.000%, due 02/20/34	175,250	199,045
#486873, 6.500%, due 01/15/29	6,465	7,574
#338523, 8.000%, due 12/15/22	1,461	1,629
Total mortgage & agency debt securities (cost $39,921,982)		40,486,338

Municipal bonds: 2.02%
Chicago Transit Authority,
Series 2008-A, 6.899%, due 12/01/40	160,000	206,133
Los Angeles Unified School District,
6.758%, due 07/01/34	350,000	487,683
State of California, GO Bonds,
7.300%, due 10/01/39	280,000	417,351
7.550%, due 04/01/39	105,000	163,935
State of Illinois, GO Bonds,
4.950%, due 06/01/23	300,000	320,679
5.877%, due 03/01/19	595,000	665,751
Total municipal bonds (cost $1,951,331)		2,261,532

US government obligations: 9.07%
Tennessee Valley Authority,
2.875%, due 09/15/24	320,000	335,000
US Treasury Bond,
3.000%, due 11/15/44	20,000	21,914

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

	Face amount	Value
Bonds—(concluded)
US government obligations—(concluded)
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/19	$1,190,000	$1,208,871
0.125%, due 07/15/24	725,000	713,302
US Treasury Notes,
1.500%, due 11/30/19	5,460,000	5,501,802
1.875%, due 11/30/21	2,325,000	2,353,518
Total US government obligations (cost $10,079,500)		10,134,407

Non-US government obligations: 2.73%
Brazil: 0.72%
Banco Nacional de Desenvolvimento Economico e Social,
3.375%, due 09/26/16[1]	800,000	803,000

Chile: 0.11%
Republic of Chile,
3.250%, due 09/14/21	120,000	128,250

Colombia: 0.20%
Republic of Colombia,
5.625%, due 02/26/44	200,000	223,500

Mexico: 0.79%
United Mexican States,
4.000%, due 10/02/23	450,000	476,100
5.550%, due 01/21/45	250,000	292,500
6.750%, due 09/27/34	85,000	113,369
		881,969
Peru: 0.38%
Peruvian Government International Bond,
7.350%, due 07/21/25	310,000	421,600

Philippines: 0.29%
Republic of the Philippines,
10.625%, due 03/16/25	200,000	325,500

Turkey: 0.24%
Republic of Turkey,
6.750%, due 04/03/18	240,000	265,800
Total Non-US government obligations (cost $2,986,815)		3,049,619
Total bonds (cost 105,507,437)		107,478,988

	Shares
Investment company: 2.18%
UBS High Yield Relationship Fund*5 (cost $2,340,965)	70,289	2,439,695

Short-term investment: 29.87%
Investment company: 29.87%
UBS Cash Management Prime Relationship Fund[5] (cost $33,384,431)	33,384,431	33,384,431

	Number of contracts	Value
Options purchased: 0.01%
Put Options: 0.01%
3 Year Euro-Dollar Midcurve, strike @ USD 97.75, expires June 2016 (cost $139,725)	100	7,500
Total investments: 128.23% (cost 141,372,558)		143,310,614
Liabilities, in excess of cash and other assets: (28.23%)		(31,550,655)
Net assets: 100.00%		$111,759,959

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,478,956
Gross unrealized depreciation	(540,900)
Net unrealized appreciation of investments	$1,938,056

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	EUR	1,130,000	USD	1,197,695	06/11/15	$(18,505)
CIBC	USD	2,814,050	EUR	2,575,000	06/11/15	(42,621)
CIBC	USD	1,654,793	JPY	197,900,000	06/11/15	(3,118)
JPMCB	EUR	1,510,000	USD	1,682,992	06/11/15	57,804
JPMCB	JPY	397,800,000	USD	3,331,346	06/11/15	11,303
MSCI	EUR	1,520,000	USD	1,651,683	06/11/15	15,733
MSCI	EUR	1,045,000	USD	1,123,176	06/11/15	(1,540)
Net unrealized appreciation on forward foreign currency contracts						$19,056

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 23 contracts (USD)	June 2015	$3,874,197	$3,907,125	$32,928
US Treasury futures sell contracts:
US Long Bond, 2 contracts (USD)	June 2015	(323,163)	(327,750)	(4,587)
US Ultra Bond, 3 contracts (USD)	June 2015	(500,410)	(509,625)	(9,215)
5 Year US Treasury Notes, 6 contracts (USD)	June 2015	(713,898)	(721,266)	(7,368)
10 Year US Treasury Notes, 58 contracts (USD)	June 2015	(7,382,368)	(7,476,562)	(94,194)
Net unrealized depreciation on futures contracts				$(82,436)

Credit default swaps on corporate issues — buy protection6

Counterparty	Referenced obligation[7]	Notional amount		Termination date	Payments made by the Fund[8]	Upfront payments (made)/ received	Value	Unrealized depreciation
MSCI	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR	310,000	06/20/17	1.000%	$(7,033)	$(4,630)	$(11,663)
JPMCB	Boston Scientific Corp. bond, 2.650%, due 10/01/18	USD	650,000	12/20/19	1.000	7,294	(17,525)	(10,231)
						$261	$(22,155)	$(21,894)

Credit default swaps on credit indices — sell protection9

Counterparty	Referenced index[7]	Notional amount		Termination date	Payments made by the Fund[8]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[10]
CSFB	CMBX.NA.BBB. Series 6 Index	USD	1,250,000	05/11/63	3.000%	$50,541	$14,259	$64,800	2.660%
MLI	CMBX.NA.BB. Series 6 Index	USD	1,300,000	05/11/63	5.000	(40,596)	20,804	(19,792)	3.077
MLI	CMBX.NA.BB. Series 6 Index	USD	1,400,000	05/11/63	5.000	(3,694)	22,404	18,710	3.077
						$6,251	$57,467	$63,718

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]	Value	Unrealized appreciation
NZD	1,700,000	07/24/24	3 month BBSW	4.775%	$105,726	$105,726
NZD	1,950,000	07/24/24	3 month BBSW	4.712	104,208	104,208
NZD	1,950,000	07/24/24	3 month BBSW	4.713	113,976	113,976
USD	3,325,000	02/15/41	2.351%	3 month USD LIBOR	42,803	42,803
					$366,713	$366,713

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
3 Year Euro-Dollar Midcurve, 100 contracts, strike @ USD 98.75	June 2016	$80,900	$(101,250)
Put options
3 Year Euro-Dollar Midcurve, 100 contracts, strike @ USD 96.75	June 2016	80,900	(625)
Options written on credit default swaps on credit indices[11]
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: BB, Notional Amount USD 1,330,000	May 2015	21,280	(5,895)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: BB, Notional Amount USD 1,330,000	May 2015	4,655	(1,431)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: JPMCB, Notional Amount USD 1,330,000	April 2015	3,325	(386)
If option exercised payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: MLI, Notional Amount USD 2,680,000	June 2015	28,654	(21,203)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: MLI, Notional Amount USD 2,680,000	June 2015	5,837	(3,392)
Total options written		$225,551	$(134,182)

Written options activity for the period ended March 31, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at December 31, 2014	385	$207,790
Options written	(185)	(45,990)
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at March 31, 2015	200	$161,800

Written swaptions activity for the period ended March 31, 2015 was as follows:

Premiums received
Swaptions outstanding at December 31, 2014	$50,155
Swaptions written	84,406
Swaptions terminated in closing purchase transactions	(70,810)
Swaptions expired prior to exercise	—
Swaptions outstanding at March 31, 2015	$63,751

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$34,450,949	$—	$34,450,949
Asset-backed securities	—	4,141,141	—	4,141,141
Commercial mortgage-backed securities	—	12,955,002	—	12,955,002
Mortgage & agency debt securities	—	40,486,338	—	40,486,338
Municipal bonds	—	2,261,532	—	2,261,532
US government obligations	—	10,134,407	—	10,134,407
Non-US government obligations	—	3,049,619	—	3,049,619
Investment company	—	2,439,695	—	2,439,695
Short-term investment	—	33,384,431	—	33,384,431
Options purchased	7,500	—	—	7,500
Forward foreign currency contracts	—	84,840	—	84,840
Futures contracts	32,928	—	—	32,928
Swap agreements	—	424,180	—	424,180
Total	$40,428	$143,812,134	$—	$143,852,562

Liabilities
Forward foreign currency contracts	$—	$(65,784)	$—	$(65,784)
Futures contracts	(115,364)	—	—	(115,364)
Swap agreements	—	(22,155)	—	(22,155)
Options written	(101,875)	(32,307)	—	(134,182)
Total	$(217,239)	$(120,246)	$—	$(337,485)

At March 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $13,254,537 or 11.86% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2015 and changes periodically.
3	Perpetual investment. Date shown reflects the next call date.
4

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

5	The table below details the Fund's investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales		(depreciation)		earned from
		during the	during the	Net realized	during the		affiliate for the
	Value	three months ended	three months ended	three months ended	three months ended	Value	three months ended
Security description	12/31/14	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15	03/31/15
UBS Cash Management Prime Relationship Fund	$33,757,734	$22,925,635	$23,298,938	$—	$—	$33,384,431	$7,138
UBS High Yield Relationship Fund	2,376,956	—	—	—	62,739	2,439,695	—
	$36,134,690	$22,925,635	$23,298,938	$—	$62,739	$35,824,126	$7,138

6

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

7	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
8	Payments made or received are based on the notional amount.
9

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

SMA Relationship Trust - Series T – Portfolio of investments
March 31, 2015 (unaudited)

10

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

11	Illiquid investment as of March 31, 2015.

Portfolio acronyms

ADR	American Depositary Receipt
AGC-ICC	Agency Insured Custody Certificate
AMBAC	Insured by American Municipal Bond Assurance Corp.
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
COP	Certificate of Participation
CVA	Dutch Certification—Depositary Certificate
ETF	Exchange Traded Fund
FDIC	Federal Deposit Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GDR	Global Depositary Receipt
GO	General Obligation
GS	Goldman Sachs
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations

BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC

Currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments—Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value will be calculated as of the time trading was halted.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2014.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	May 29, 2015